FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

14. FAIR VALUE MEASUREMENT

Measured on recurring basis

The Company measured its financial assets and liabilities including the cash and cash equivalents at fair value on a recurring basis as of December 31, 2013 and 2014. Cash and cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

The Company did not have Level 2 and Level 3 investments as of December 31, 2013 and 2014, respectively.